UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05207

ALLIANCEBERNSTEIN INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2014

Date of reporting period: September 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Income Fund

Portfolio of Investments

September 30, 2014 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 97.7%
Brazil - 1.9%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17	BRL	97,308	$37,932,079

United States - 95.8%
U.S. Treasury Bonds
3.125%, 8/15/44	U.S.$	10,375	10,209,643
5.375%, 2/15/31		1,961	2,595,568
6.00%, 2/15/26 (a)		299,000	399,071,712
6.375%, 8/15/27 (a)		260,000	363,715,560
6.50%, 11/15/26 (a)		183,000	256,028,346
8.00%, 11/15/21		27,000	37,361,250
8.75%, 8/15/20		39,500	54,380,401
U.S. Treasury Notes
1.125%, 3/31/20		13,000	12,455,625
1.625%, 8/31/19 (a)		85,000	84,415,625
2.125%, 8/31/20 (a)		150,000	150,796,800
2.125%, 8/15/21		21,000	20,895,000
2.375%, 2/28/15		10,000	10,095,700
2.625%, 12/31/14		10,000	10,063,670
3.125%, 5/15/21 (a)		95,000	100,670,360
3.50%, 5/15/20		27,608	29,920,170
3.625%, 2/15/21 (a)(b)		295,000	321,826,710
4.00%, 2/15/15		30,000	30,439,440

			1,894,941,580

Total Governments - Treasuries (cost $1,893,254,790)			1,932,873,659

CORPORATES - NON-INVESTMENT GRADES - 13.7%
Industrial - 10.8%
Basic - 0.8%
AK Steel Corp.
7.625%, 5/15/20 (a)		847	836,413
ArcelorMittal
5.75%, 8/05/20		2,417	2,522,744
7.25%, 3/01/41		991	993,477
7.50%, 10/15/39		1,376	1,417,280
Arch Coal, Inc.
7.00%, 6/15/19 (a)		2,100	1,118,250
Commercial Metals Co.
6.50%, 7/15/17		1,993	2,132,510
7.35%, 8/15/18		2,644	2,934,840
Novelis, Inc./GA
8.75%, 12/15/20		837	894,544
Steel Dynamics, Inc.
7.625%, 3/15/20		3,000	3,150,000
TPC Group, Inc.
8.75%, 12/15/20 (c)		900	956,250

			16,956,308

	Principal Amount (000)		U.S. $ Value
Capital Goods - 1.1%
Apex Tool Group LLC
7.00%, 2/01/21 (c)	U.S.$	3,205	$2,948,600
Ashtead Capital, Inc.
5.625%, 10/01/24 (c)		654	657,270
Bombardier, Inc.
4.75%, 4/15/19 (c)		3,450	3,441,375
6.00%, 10/15/22 (c)		1,650	1,641,750
Building Materials Corp. of America
7.00%, 2/15/20 (c)		635	660,400
7.50%, 3/15/20 (c)		2,498	2,610,410
Clean Harbors, Inc.
5.25%, 8/01/20		1,200	1,200,000
Huntington Ingalls Industries, Inc.
7.125%, 3/15/21		690	743,475
Sealed Air Corp.
6.875%, 7/15/33 (c)		1,486	1,446,992
8.125%, 9/15/19 (c)		1,127	1,217,160
8.375%, 9/15/21 (c)		1,157	1,284,270
SPX Corp.
6.875%, 9/01/17		2,900	3,161,000
Summit Materials LLC/Summit Materials Finance Corp.
10.50%, 1/31/20		1,599	1,766,895

			22,779,597

Communications - Media - 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22		2,079	2,034,821
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/22		1,312	1,328,400
Series B
6.50%, 11/15/22		3,688	3,770,980
CSC Holdings LLC
6.75%, 11/15/21		5,000	5,326,000
Cumulus Media Holdings, Inc.
7.75%, 5/01/19		678	694,950
Hughes Satellite Systems Corp.
7.625%, 6/15/21		3,111	3,390,990
Intelsat Jackson Holdings SA
7.25%, 4/01/19		4,231	4,442,550
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/01/21 (c)		3,243	3,259,215
Quebecor Media, Inc.
5.75%, 1/15/23		2,145	2,128,913
Time, Inc.
5.75%, 4/15/22 (a) (c)		2,285	2,187,888
Univision Communications, Inc.
5.125%, 5/15/23 (c)		3,295	3,336,187
Videotron Ltd.
5.00%, 7/15/22		2,255	2,232,450
Virgin Media Finance PLC
5.25%, 2/15/22		2,246	2,156,160

	Principal Amount (000)		U.S. $ Value
Virgin Media Secured Finance PLC
5.25%, 1/15/21	U.S.$	1,629	$1,637,145

			37,926,649

Communications - Telecommunications - 0.7%
Altice SA
7.75%, 5/15/22 (c)		1,342	1,385,615
Columbus International, Inc.
7.375%, 3/30/21 (c)		3,872	4,026,880
Frontier Communications Corp.
6.25%, 9/15/21		3,000	2,970,000
SBA Telecommunications, Inc.
5.75%, 7/15/20		875	890,312
Sunrise Communications International SA
7.00%, 12/31/17 (c)	EUR	1,585	2,089,520
Windstream Corp.
7.50%, 4/01/23	U.S.$	2,000	2,050,000
7.75%, 10/01/21		1,070	1,139,550

			14,551,877

Consumer Cyclical - Automotive - 0.2%
Affinia Group, Inc.
7.75%, 5/01/21		238	244,545
Goodyear Tire & Rubber Co. (The)
8.75%, 8/15/20		3,000	3,525,000

			3,769,545

Consumer Cyclical - Entertainment - 0.1%
Pinnacle Entertainment, Inc.
8.75%, 5/15/20		841	889,358
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27		1,100	1,254,000

			2,143,358

Consumer Cyclical - Other - 0.2%
Choice Hotels International, Inc.
5.75%, 7/01/22		195	207,675
MGM Resorts International
8.625%, 2/01/19		2,145	2,418,702
Shea Homes LP/Shea Homes Funding Corp.
8.625%, 5/15/19		1,188	1,253,340

			3,879,717

Consumer Cyclical - Retailers - 0.6%
Chinos Intermediate Holdings A, Inc.
7.75%, 5/01/19 (a)(c)(d)		2,112	2,001,120
Men’s Wearhouse, Inc. (The)
7.00%, 7/01/22 (c)		4,000	4,040,000
New Look Bondco I PLC
8.375%, 5/14/18 (c)		2,000	2,097,500
Rite Aid Corp.
8.00%, 8/15/20		3,200	3,424,000

			11,562,620

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 1.3%
Aramark Services, Inc.
5.75%, 3/15/20	U.S.$	1,001	$1,026,025
CHS/Community Health Systems, Inc.
6.875%, 2/01/22 (c)		3,286	3,417,440
7.125%, 7/15/20		1,717	1,820,020
Holding Medi-Partenaires SAS
7.00%, 5/15/20 (c)	EUR	1,750	2,309,450
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
9.50%, 12/01/19 (c)	U.S.$	2,000	2,145,000
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18		4,000	4,350,000
Pinnacle Merger Sub, Inc.
9.50%, 10/01/23 (c)		3,719	4,053,710
Post Holdings, Inc.
6.00%, 12/15/22 (a)(c)		869	795,135
7.375%, 2/15/22		705	697,950
Smithfield Foods, Inc.
5.875%, 8/01/21(c)		2,597	2,629,462
6.625%, 8/15/22		1,678	1,770,290

			25,014,482

Energy - 2.3%
Antero Resources Finance Corp.
5.375%, 11/01/21		792	788,040
Athlon Holdings LP/Athlon Finance Corp.
7.375%, 4/15/21		3,684	4,006,350
Berry Petroleum Co. LLC
6.375%, 9/15/22		3,107	3,013,790
Bonanza Creek Energy, Inc.
6.75%, 4/15/21		188	193,640
Chesapeake Energy Corp.
6.625%, 8/15/20		2,435	2,685,805
Denbury Resources, Inc.
5.50%, 5/01/22		3,772	3,734,280
Holly Energy Partners LP/Holly Energy Finance Corp.
6.50%, 3/01/20		2,196	2,261,880
Hornbeck Offshore Services, Inc.
5.875%, 4/01/20		2,737	2,709,630
Northern Blizzard Resources, Inc.
7.25%, 2/01/22 (c)		1,300	1,339,000
Offshore Group Investment Ltd.
7.125%, 4/01/23		4,656	4,103,100
Paragon Offshore PLC
6.75%, 7/15/22 (c)		849	717,405
7.25%, 8/15/24 (c)		3,230	2,729,350
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		2,500	2,418,750
Rosetta Resources, Inc.
5.875%, 6/01/24		1,322	1,298,865
RSP Permian, Inc.
6.625%, 10/01/22 (c)		760	764,750

	Principal Amount (000)		U.S. $ Value
Sabine Pass Liquefaction LLC
5.75%, 5/15/24 (c)	U.S.$	3,046	$3,099,305
SandRidge Energy, Inc.
7.50%, 2/15/23		1,259	1,222,804
SESI LLC
7.125%, 12/15/21		2,834	3,131,570
Southern Star Central Corp.
5.125%, 7/15/22 (c)		2,000	1,990,000
Tervita Corp.
8.00%, 11/15/18 (c)		3,547	3,573,602
			45,781,916
Other Industrial - 0.2%
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (c)		3,300	3,357,750
Services - 0.4%
ADT Corp. (The)
4.125%, 4/15/19 (a)		2,383	2,335,340
Sabre GLBL, Inc.
8.50%, 5/15/19 (c)		1,200	1,284,000
Service Corp. International/US
7.50%, 4/01/27		3,300	3,654,750
			7,274,090
Technology - 0.9%
Amkor Technology, Inc.
6.625%, 6/01/21		3,000	3,127,500
Avaya, Inc.
10.50%, 3/01/21 (c)		1,543	1,350,125
Brightstar Corp.
9.50%, 12/01/16 (c)		1,600	1,694,000
CDW LLC/CDW Finance Corp.
8.50%, 4/01/19		4,083	4,327,980
Infor Software Parent LLC/Infor Software
Parent, Inc.
7.125%, 5/01/21 (a)(c)(d)		3,278	3,245,220
Numericable Group SA
6.00%, 5/15/22 (c)		3,000	3,022,500
6.25%, 5/15/24 (c)		766	764,085
			17,531,410
Transportation - Services - 0.1%
LBC Tank Terminals Holding Netherlands
BV
6.875%, 5/15/23 (c)		1,789	1,905,285
			214,434,604
Financial Institutions - 2.2%
Banking - 1.6%
ABN AMRO Bank NV
4.31%, 3/10/16 (e)	EUR	3,790	4,858,766

	Principal Amount (000)		U.S. $ Value
Bank of America Corp.
Series U
5.20%, 6/01/23 (e)	U.S.$	1,703	$1,600,820
Barclays Bank PLC
6.86%, 6/15/32 (c)(e)		656	727,340
7.625%, 11/21/22		654	702,805
7.75%, 4/10/23		3,545	3,837,462
BNP Paribas SA
5.186%, 6/29/15 (c)(e)		2,691	2,717,910
Citigroup, Inc.
5.95%, 1/30/23 (e)		2,300	2,299,282
Commerzbank AG
8.125%, 9/19/23 (c)		3,610	4,167,745
Credit Agricole SA
7.589%, 1/30/20 (e)	GBP	1,150	2,074,991
7.875%, 1/23/24 (a)(c)(e)	U.S.$	549	554,490
Credit Suisse Group AG
7.50%, 12/11/23 (c)(e)		2,066	2,171,779
Intesa Sanpaolo SpA
5.017%, 6/26/24 (c)		2,922	2,847,010
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (c)		2,106	2,400,840
			30,961,240
Finance - 0.2%
Creditcorp
12.00%, 7/15/18 (c)		2,000	2,100,000
Milestone Aviation Group Ltd. (The)
8.625%, 12/15/17 (c)		2,000	2,150,000
			4,250,000
Insurance - 0.1%
American Equity Investment Life Holding Co.
6.625%, 7/15/21		2,432	2,553,600
Pearl Group Holdings No. 1 Ltd.
6.586%, 4/25/16 (e)	GBP	43	67,452
			2,621,052
Other Finance - 0.1%
ACE Cash Express, Inc.
11.00%, 2/01/19 (c)	U.S.$	779	586,198
iPayment, Inc.
10.25%, 5/15/18		2,475	2,184,187
			2,770,385
REITS - 0.2%
SL Green Realty Corp./SL Green
Operating Partnership/Reckson
Operating Partnership
7.75%, 3/15/20		2,514	2,989,066
			43,591,743

	Principal Amount (000)	U.S. $ Value
Utility - 0.7%
Electric - 0.7%
Calpine Corp.
6.00%, 1/15/22 (c)	U.S.$ 1,000	$1,055,000
7.875%, 1/15/23 (c)	2,045	2,229,050
EDP Finance BV
4.90%, 10/01/19 (c)	255	263,326
6.00%, 2/02/18 (c)	3,490	3,755,135
FirstEnergy Corp. Series C
7.375%, 11/15/31	1,552	1,834,753
GenOn Energy, Inc.
7.875%, 6/15/17	2,100	2,136,750
9.50%, 10/15/18	2,087	2,170,480
		13,444,494
Total Corporates - Non-Investment Grades (cost $263,770,815)		271,470,841
CORPORATES - INVESTMENT GRADES - 8.6%
Industrial - 4.6%
Basic - 0.9%
Braskem Finance Ltd.
6.45%, 2/03/24	1,204	1,252,160
GTL Trade Finance, Inc.
5.893%, 4/29/24 (c)	2,924	2,956,486
LyondellBasell Industries NV
5.75%, 4/15/24	3,300	3,831,260
Minsur SA
6.25%, 2/07/24 (c)	1,764	1,928,833
Southern Copper Corp.
7.50%, 7/27/35	5,107	6,088,923
Weyerhaeuser Co.
7.375%, 3/15/32	2,000	2,651,004
		18,708,666
Capital Goods - 0.6%
Legrand France SA
8.50%, 2/15/25	10	13,728
Odebrecht Finance Ltd.
4.375%, 4/25/25 (c)	6,760	6,341,326
5.25%, 6/27/29 (c)	2,103	2,034,653
Yamana Gold, Inc.
4.95%, 7/15/24 (c)	3,973	3,954,990
		12,344,697
Communications - Media - 0.1%
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (c)(f)	1,162	1,226,491
Communications - Telecommunications - 1.5%
America Movil SAB de CV
3.125%, 7/16/22	5,750	5,583,710

	Principal Amount (000)		U.S. $ Value
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (c)		U.S.$4,719	$4,879,347
ENTEL Chile SA
4.875%, 10/30/24 (c)		3,015	3,090,098
Qwest Corp.
6.75%, 12/01/21		2,000	2,292,778
6.875%, 9/15/33		1,500	1,496,907
Telefonica Emisiones SAU
7.045%, 6/20/36		5,000	6,333,645
Verizon Communications, Inc.
6.90%, 4/15/38		4,500	5,798,047
			29,474,532
Consumer Non-Cyclical - 0.4%
Grupo Bimbo SAB de CV
4.50%, 1/25/22 (c)		1,699	1,773,629
SABMiller Holdings, Inc.
4.95%, 1/15/42 (c)		5,500	5,723,503
			7,497,132
Energy - 0.7%
Golden Energy Offshore Services AS
8.99%, 5/28/17 (g)(h)	NOK	7,000	1,086,813
Nabors Industries, Inc.
5.10%, 9/15/23	U.S.$	3,500	3,791,910
Reliance Holding USA, Inc.
5.40%, 2/14/22 (c)		3,568	3,900,252
Transocean, Inc.
7.50%, 4/15/31		2,200	2,300,250
Weatherford International Ltd./Bermuda
7.00%, 3/15/38		2,900	3,428,812
			14,508,037
Technology - 0.3%
Applied Materials, Inc.
5.85%, 6/15/41		4,621	5,521,624
Transportation - Airlines - 0.1%
Delta Air Lines Pass-Through Trust Series 2007-1A
6.821%, 8/10/22		1,390	1,618,828
			90,900,007
Financial Institutions - 3.2%
Banking - 1.4%
Bank of America Corp.
4.20%, 8/26/24		2,086	2,067,962
Credit Suisse AG
6.50%, 8/08/23 (c)		3,900	4,241,782
HSBC Capital Funding LP/Jersey
10.176%, 6/30/30 (c)(e)		884	1,330,420
JPMorgan Chase & Co.
Series S
6.75%, 2/01/24 (e)		3,997	4,196,850

	Principal Amount (000)		U.S. $ Value
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (c)	U.S.$	4,802	$4,993,729
Nordea Bank AB
6.125%, 9/23/24 (c)(e)		596	584,080
Turkiye Garanti Bankasi AS
4.75%, 10/17/19 (a)(c)		1,313	1,321,184
UBS AG/Stamford CT
7.50%, 7/15/25		1,394	1,751,087
7.625%, 8/17/22		2,492	2,895,096
Wells Fargo Bank NA
6.18%, 2/15/36		3,168	3,916,399
			27,298,589
Finance - 0.3%
Aviation Capital Group Corp.
6.75%, 4/06/21 (c)		4,235	4,806,725
General Electric Capital Corp. Series G
6.875%, 1/10/39		1,254	1,687,741
			6,494,466
Insurance - 1.3%
AIG Life Holdings Inc
8.125%, 3/15/46 (c)		509	720,364
American International Group, Inc.
8.175%, 5/15/58		2,525	3,402,438
Fairfax Financial Holdings Ltd.
8.30%, 4/15/26		5,000	6,189,775
Great-West Life & Annuity Insurance Capital LP II
7.153%, 5/16/46 (c)		2,707	2,801,745
Humana, Inc.
8.15%, 6/15/38		2,900	4,199,649
MetLife, Inc.
6.40%, 12/15/36		3,345	3,729,675
Pacific Life Insurance Co.
9.25%, 6/15/39 (c)		1,500	2,323,698
Transatlantic Holdings, Inc.
8.00%, 11/30/39		2,122	2,944,368
			26,311,712
REITS - 0.2%
EPR Properties
7.75%, 7/15/20		3,308	3,986,084
			64,090,851
Non Corporate Sectors - 0.6%
ABS - Other - 0.2%
Rio Oil Finance Trust Series 2014-1
6.25%, 7/06/24 (c)		2,683	2,762,089
Agencies - Not Government Guaranteed - 0.4%
OCP SA
5.625%, 4/25/24 (c)		1,148	1,194,150

	Principal Amount (000)		U.S. $ Value
Oleoducto Central SA
4.00%, 5/07/21 (c)	U.S.$	1,940	$1,930,300
Petrobras International Finance Co.
5.375%, 1/27/21		5,000	5,054,100
			8,178,550
			10,940,639
Utility - 0.2%
Electric - 0.2%
ComEd Financing III
6.35%, 3/15/33 (i)		3,462	3,539,895
Total Corporates - Investment Grades (cost $155,598,322)			169,471,392
AGENCIES - 6.8%
Agency Debentures - 3.5%
Federal Home Loan Banks
5.50%, 7/15/36		8,695	11,270,320
Federal Home Loan Mortgage Corp.
6.25%, 7/15/32		15,000	20,890,320
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20		42,045	36,857,403
			69,018,043
Agency Subordinated - 3.3%
Federal National Mortgage Association
5.375%, 6/12/17		59,222	66,085,830
Total Agencies (cost $127,615,163)			135,103,873
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.9%
Non-Agency Fixed Rate - 2.0%
Citigroup Mortgage Loan Trust
Series 2006-4, Class 2A1A
6.00%, 12/25/35		4,992	4,602,081
Series 2007-AR4, Class 1A1A
5.467%, 3/25/37		789	759,498
Countrywide Alternative Loan Trust
Series 2006-19CB, Class A15
6.00%, 8/25/36		293	255,971
Series 2006-19CB, Class A24
6.00%, 8/25/36		187	167,699
Series 2006-24CB, Class A15
5.75%, 6/25/36		2,675	2,378,264
Series 2006-41CB, Class 2A13
5.75%, 1/25/37		2,214	1,928,615
Series 2007-13, Class A2
6.00%, 6/25/47		3,213	2,779,826
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-3, Class A30
5.75%, 4/25/37		1,892	1,720,175

	Principal Amount (000)		U.S. $ Value
Series 2007-HY4, Class 1A1
2.584%, 9/25/47	U.S.$	972	$869,969
Credit Suisse Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		1,855	1,629,052
First Horizon Alternative Mortgage Securities Trust
Series 2006-AA5, Class A1
2.253%, 9/25/36		2,558	2,027,817
Series 2006-AA7, Class A1
2.217%, 1/25/37		4,192	3,395,088
Morgan Stanley Mortgage Loan Trust
Series 2005-10, Class 4A1
5.50%, 12/25/35		1,179	1,074,209
Series 2007-10XS, Class A2
6.25%, 7/25/47		1,346	993,615
Residential Accredit Loans, Inc.
Series 2005-QA7, Class A21
2.911%, 7/25/35		1,553	1,433,223
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		3,217	2,976,572
Series 2006-QS2, Class 1A8
6.00%, 2/25/36		5,262	4,517,197
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
2.593%, 12/28/37		4,810	4,452,293
Series 2007-AR8, Class A1
4.371%, 11/25/37		1,944	1,763,457
			39,724,621
GSE Risk Share Floating Rate - 1.9%
Fannie Mae Connecticut Avenue Securities
Series 2013-C01, Class M2
5.405%, 10/25/23 (g)		1,700	1,920,184
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
7.305%, 7/25/23 (g)		3,250	4,058,529
Series 2013-DN2, Class M2
4.405%, 11/25/23 (g)		5,605	5,892,662
Series 2014-DN1, Class M1
1.155%, 2/25/24 (g)		1,778	1,764,696
Series 2014-DN1, Class M2
2.355%, 2/25/24 (g)		4,085	4,059,136
Series 2014-DN1, Class M3
4.655%, 2/25/24 (g)		4,665	4,857,808
Series 2014-DN3, Class M3
4.157%, 8/25/24 (g)		5,065	5,046,210
Series 2014-HQ2, Class M3
3.904%, 9/25/24 (g)		1,010	985,610
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C01, Class M2
4.555%, 1/25/24 (g)		1,606	1,708,406
Series 2014-C03, Class 1M1
1.355%, 7/25/24 (g)		1,917	1,903,506

	Principal Amount (000)	U.S. $ Value
Structured Agency Credit Risk Debt Notes
Series 2014-DN2, Class M3
3.755%, 4/25/24 (g)	U.S.$ 5,000	$4,855,425
		37,052,172
Non-Agency Floating Rate - 0.9%
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
0.405%, 4/25/37 (g)	1,052	608,637
Series 2007-FA2, Class 1A5
0.455%, 4/25/37 (g)	1,191	692,987
Lehman XS Trust
Series 2007-10H, Class 2AIO
6.844%, 7/25/37 (g)(j)	1,303	265,991
Residential Accredit Loans, Inc.
Series 2006-QA4, Class A
0.335%, 5/25/36 (g)	3,706	2,927,173
Series 2006-QS18, Class 2A2
6.396%, 12/25/36 (g)(j)	17,538	4,087,511
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2007-OA4, Class A1A
0.875%, 4/25/47 (g)	5,581	4,233,669
Washington Mutual Mortgage Pass-Through Certificates
Series 2007-OA1, Class A1A
0.817%, 2/25/47 (g)	4,806	3,954,519
		16,770,487
Agency Fixed Rate - 0.1%
Government National Mortgage Association
Series 2013-170, Class MI
4.50%, 11/20/43	11,726	2,310,100
Total Collateralized Mortgage Obligations (cost $92,853,637)		95,857,380
COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.5%
Non-Agency Fixed Rate CMBS - 3.1%
Banc of America Commercial Mortgage Trust
Series 2007-3, Class AJ
5.79%, 6/10/49	1,517	1,566,712
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (c)	5,100	5,070,614
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class D
5.262%, 11/10/46 (c)	6,525	6,188,643
Series 2014-GC21, Class D
4.996%, 5/10/47 (c)	6,052	5,632,991
Series 2014-GC23, Class D
4.658%, 7/10/47 (c)	1,323	1,208,589
Commercial Mortgage Trust

	Principal Amount (000)		U.S. $ Value
Series 2014-CR15, Class XA
1.509%, 2/10/47	U.S.$	3,999	$292,091
Series 2014-UBS5, Class D
3.495%, 9/10/47 (c)		1,041	837,026
DBUBS Mortgage Trust
Series 2011-LC2A, Class D
5.625%, 7/10/44 (c)		1,450	1,528,677
GS Mortgage Securities Trust
Series 2013-GC13, Class D
4.207%, 7/10/46 (c)		9,440	8,686,254
JP Morgan Chase Commercial Mortgage
Securities Trust
Series 2006-LDP7, Class AJ
6.058%, 4/15/45		6,500	6,562,744
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class AJ
5.276%, 2/15/41		1,317	1,348,000
Series 2007-C2, Class AM
5.493%, 2/15/40		2,000	2,126,366
Series 2007-C7, Class AJ
6.456%, 9/15/45		1,750	1,834,264
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A1
1.519%, 1/20/41 (c)		6,133	6,121,190
Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2006-4, Class AJ
5.239%, 12/12/49		6,667	6,701,800
WF-RBS Commercial Mortgage Trust
Series 2012-C8, Class E
5.039%, 8/15/45 (c)		4,000	3,987,088
WFRBS Commercial Mortgage Trust
Series 2014-C23, Class D
3.993%, 10/15/57 (c)		2,699	2,294,133
			61,987,182
Non-Agency Floating Rate CMBS - 0.4%
Commercial Mortgage Pass Through Certificates
Series 2014-LC17, Class D
3.687%, 10/10/47 (c)(k)		2,223	1,852,111
Eclipse Ltd.
Series 2007-1X, Class B
0.808%, 1/25/20 (c)(g)	GBP	59	89,568
PFP III Ltd.
Series 2014-1, Class A
1.324%, 6/14/31 (c)(g)	U.S.$	3,061	3,067,370
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.204%, 4/15/32 (c)(g)		2,091	2,090,500
			7,099,549

	Principal Amount (000)		U.S. $ Value
Agency CMBS - 0.0%
Government National Mortgage Association
Series 2006-32, Class XM
0.012%, 11/16/45 (j)	U.S.$	810	$2,165
Total Commercial Mortgage-Backed Securities (cost $68,114,722)			69,088,896
EMERGING MARKETS - CORPORATE BONDS - 2.1%
Industrial - 2.1%
Capital Goods - 0.3%
Cemex SAB de CV
7.25%, 1/15/21 (a)(c)		2,376	2,518,560
Grupo Cementos de Chihuahua SAB de
CV
8.125%, 2/08/20 (c)		1,954	2,110,320
Servicios Corporativos Javer SAPI de CV
9.875%, 4/06/21 (c)		2,185	2,359,800
			6,988,680
Communications - Media - 0.2%
Myriad International Holdings BV
6.00%, 7/18/20 (c)		3,089	3,349,300
Communications - Telecommunications - 0.2%
Comcel Trust
6.875%, 2/06/24 (c)		2,016	2,126,880
Digicel Ltd.
6.00%, 4/15/21 (c)		1,500	1,485,000
			3,611,880
Consumer Cyclical - Retailers - 0.2%
Office Depot de Mexico SA de CV
6.875%, 9/20/20 (c)		4,000	4,280,000
Consumer Non-Cyclical - 0.8%
Cosan Luxembourg SA
5.00%, 3/14/23 (c)		1,361	1,313,365
9.50%, 3/14/18 (c)	BRL	3,117	1,139,706
Marfrig Holding Europe BV
8.375%, 5/09/18 (c)	U.S.$	900	922,500
Marfrig Overseas Ltd.
9.50%, 5/04/20 (c)		4,151	4,379,305
Minerva Luxembourg SA
7.75%, 1/31/23 (c)		877	892,786
Tonon Bioenergia SA
9.25%, 1/24/20 (a)(c)		2,272	1,953,920
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (c)		4,738	2,992,378
10.875%, 1/13/20 (h)		750	643,125
11.75%, 2/09/22 (c)		1,690	1,027,520
			15,264,605

	Principal Amount (000)	U.S. $ Value
Energy - 0.2%
Pacific Rubiales Energy Corp.
7.25%, 12/12/21 (a)(c)	U.S.$ 4,300	$4,676,250
Transportation - Airlines - 0.2%
TAM Capital 2, Inc.
9.50%, 1/29/20 (c)	751	794,183
TAM Capital 3, Inc.
8.375%, 6/03/21 (c)	2,843	3,038,456
		3,832,639
Total Emerging Markets - Corporate Bonds (cost $41,520,164)		42,003,354
MORTGAGE PASS-THROUGHS - 1.9%
Agency Fixed Rate 30-Year - 1.3%
Federal Home Loan Mortgage Corp. Gold
Series 2006
6.00%, 9/01/36	4,827	5,485,520
Federal National Mortgage Association
4.00%, 11/25/44, TBA	19,150	20,120,666
Series 1998
8.00%, 6/01/28	23	26,573
Series 1999
7.50%, 11/01/29	33	38,785
		25,671,544
Agency ARMs - 0.6%
Federal Home Loan Mortgage Corp.
Series 2007
2.563%, 3/01/37 (g)	3,626	3,844,896
2.795%, 3/01/37 (g)	1,603	1,697,487
2.815%, 2/01/37 (g)	6,260	6,772,944
		12,315,327
Total Mortgage Pass-Throughs (cost $36,537,321)		37,986,871

	Shares
PREFERRED STOCKS - 1.6%
Financial Institutions - 1.4%
Banking - 0.4%
Goldman Sachs Group, Inc. (The)
Series J
5.50%	64,350	1,528,312
Morgan Stanley
6.875%	61,675	1,611,568
US Bancorp/MN
Series F
6.50%	180,000	5,162,400
		8,302,280

Company	Shares	U.S. $ Value
Insurance - 0.1%
Hartford Financial Services Group, Inc. (The)
7.875%	84,000	$2,485,560
REITS - 0.9%
Apartment Investment & Management Co.
6.875%	205,000	5,258,250
DDR Corp.
Series K
6.25%	5,000	122,550
Health Care REIT, Inc.
Series J
6.50%	65,100	1,687,392
Kilroy Realty Corp.
Series G
6.875%	32,200	831,404
Kilroy Realty Corp.
Series H
6.375%	4,000	98,860
Kimco Realty Corp.
Series I
6.00%	39,725	991,139
Kimco Realty Corp.
Series K
5.625%	17,850	419,653
National Retail Properties, Inc.
Series D
6.625%	32,000	828,160
National Retail Properties, Inc.
Series E
5.70%	67,075	1,599,739
Public Storage
Series W
5.20%	28,475	642,965
Public Storage
Series X
5.20%	2,000	45,180
Sabra Health Care REIT, Inc.
Series A
7.125%	194,150	4,985,772
Vornado Realty Trust
Series K
5.70%	16,175	386,583
		17,897,647
		28,685,487
Industrial - 0.2%
Consumer Non-Cyclical - 0.2%
Ventas Realty LP/Ventas Capital Corp.
5.45%	139,500	3,360,555
Total Preferred Stocks (cost $29,947,061)		32,046,042

	Principal Amount (000)		U.S. $ Value
QUASI-SOVEREIGNS - 1.2%
Quasi-Sovereign Bonds - 1.2%
Indonesia - 0.4%
Majapahit Holding BV
7.875%, 6/29/37 (c)	U.S.$	6,188	$7,270,900
Mexico - 0.6%
Comision Federal de Electricidad
5.75%, 2/14/42 (c)		5,750	6,080,625
Petroleos Mexicanos
6.50%, 6/02/41		4,900	5,667,830
			11,748,455
Venezuela - 0.2%
Petroleos de Venezuela SA
5.25%, 4/12/17 (a)(c)		7,500	5,212,500
Total Quasi-Sovereigns (cost $22,712,558)			24,231,855
BANK LOANS - 1.2%
Industrial - 1.2%
Basic - 0.0%
FMG Resources (August 2006) Pty Ltd.
(FMG America Finance, Inc.)
3.75%, 6/30/19 (g)		931	910,583
Communications - Media - 0.1%
Clear Channel Communications, Inc.
3.804%, 1/29/16 (g)		150	148,484
TWCC Holding Corp.
7.00%, 6/26/20 (g)		1,550	1,516,411
			1,664,895
Consumer Cyclical - Automotive - 0.4%
Exide Technologies
9.00%, 10/09/14		7,060	6,936,177
Consumer Cyclical - Other - 0.1%
New HB Acquisition, LLC
6.75%, 4/09/20 (g)		1,592	1,623,840
Consumer Non-Cyclical - 0.3%
Air Medical Group Holdings, Inc.
5.00%, 6/30/18 (g)		1,353	1,352,785
Air Medical Holding, LLC
7.625%, 5/31/18		4,000	3,980,000
Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.)
6.50%, 12/31/17 (g)		339	337,880
Par Pharmaceutical Companies, Inc. (Par Pharmaceutical, Inc.)
4.00%, 9/30/19 (g)		549	537,391
			6,208,056

	Principal Amount (000)		U.S. $ Value
Other Industrial - 0.2%
Accudyne Industries Borrower S.C.A./Accudyne Industries LLC (fka Silver II US Holdings LLC)
4.00%, 12/13/19 (g)	U.S.$	1,178	$1,156,675
Unifrax Holding Co.
5.25%, 11/28/18 (g)	EUR	757	938,985
Veyance Technologies, Inc.
5.25%, 9/08/17 (g)	U.S.$	2,538	2,530,508
			4,626,168
Technology - 0.1%
Avaya, Inc.
4.654%, 10/26/17 (g)		235	223,421
MMI International Ltd. (MMI International (Delaware) LLC)
7.25%, 11/20/18 (g)		1,144	1,140,891
			1,364,312
Total Bank Loans (cost $23,537,229)			23,334,031
LOCAL GOVERNMENTS - MUNICIPAL BONDS - 1.1%
United States - 1.1%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47		1,950	1,521,117
Golden State Tobacco Securitization Corp.
Series 2007A-1
5.125%, 6/01/47		2,155	1,578,602
Iowa Tobacco Settlement Authority
Series 2005C
5.625%, 6/01/46		1,575	1,307,360
Michigan Tobacco Settlement Finance Authority
Series 2007A
6.00%, 6/01/48		5,915	4,705,146
State of California
Series 2010
7.95%, 3/01/36		3,955	4,824,270
State of Illinois
7.35%, 7/01/35		3,330	3,822,141
Texas Transp Comm (Texas St Hwy Fund First Tier)
Series 2010B
5.178%, 4/01/30		2,560	3,003,008
Tobacco Settlement Financing Corp/NJ
Series 20071A
5.00%, 6/01/41		830	609,369
Tobacco Settlement Financing Corp/VA
Series 2007B1
5.00%, 6/01/47		1,850	1,232,470
Total Local Governments - Municipal Bonds (cost $22,215,128)			22,603,483

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 0.9%
Hungary - 0.7%
Hungary Government International Bond
5.375%, 2/21/23-3/25/24	U.S.$	5,147	$5,449,386
5.75%, 11/22/23		1,488	1,616,340
6.375%, 3/29/21		5,000	5,612,500
			12,678,226
Indonesia - 0.2%
Indonesia Government International Bond
5.875%, 1/15/24 (c)		1,995	2,199,488
6.625%, 2/17/37 (c)		720	813,600
8.50%, 10/12/35 (c)		801	1,081,350
			4,094,438
Total Governments - Sovereign Bonds (cost $14,839,239)			16,772,664
EMERGING MARKETS - SOVEREIGNS - 0.7%
Dominican Republic - 0.1%
Dominican Republic International Bond
7.45%, 4/30/44 (c)		1,873	2,013,475
El Salvador - 0.2%
El Salvador Government International Bond
7.65%, 6/15/35 (c)		5,957	6,329,312
Kenya - 0.1%
Kenya Government International Bond
5.875%, 6/24/19 (c)		1,025	1,054,469
Pakistan - 0.1%
Pakistan Government International Bond
7.25%, 4/15/19 (c)		1,700	1,714,875
Sri Lanka - 0.1%
Sri Lanka Government International Bond
6.00%, 1/14/19 (c)		1,236	1,303,980
Zambia - 0.1%
Zambia Government International Bond
8.50%, 4/14/24 (c)		1,553	1,764,596
Total Emerging Markets - Sovereigns (cost $11,943,469)			14,180,707
WHOLE LOAN TRUSTS - 0.6%
Performing Asset - 0.6%
Financial Claims - 0.6%
Aeroservicios Especializados
10.75%, 3/19/18 (i)(l)		3,934	3,933,543
Alpha Credit Debt Fund LLC
15.00%, 1/15/18 (i)(l)		2,267	2,266,699
Deutsche Bank Mexico SA
6.905%, 10/31/34 (i)(k)(l)	MXN	50,428	2,787,120

	Principal Amount (000)		U.S. $ Value
Ede Del Este SA (DPP)
12.00%, 3/31/16 (i)(l)	U.S.$	1,506	$1,551,366
Ede Del Este SA (ITABO)
12.00%, 3/31/16 (i)(l)		1,444	1,488,233
Total Whole Loan Trusts (cost $12,094,167)			12,026,961
GOVERNMENTS - SOVEREIGN AGENCIES - 0.2%
Norway - 0.2%
Eksportfinans ASA
2.00%, 9/15/15		315	314,606
2.375%, 5/25/16		3,728	3,732,474
Total Governments - Sovereign Agencies (cost $3,785,662)			4,047,080

	Shares
INVESTMENT COMPANIES - 0.1%
Funds and Investment Trusts - 0.1%
OCL Opportunities Fund I	EUR	14,850	1,875,630
OCL Opportunities Fund II		5,060	639,091
Total Investment Companies (cost $2,578,035)			2,514,721
COMMON STOCKS - 0.1%
Gallery Media (l)(m)(n)		697	1,010,650
Ion Media Networks, Inc. Class A (i)(l)(m)		2,512	769,576
Total Common Stocks (cost $846,476)			1,780,226

	Contracts
OPTIONS PURCHASED - PUTS - 0.0%
Options on Equities - 0.0%
Best of SPY TLT
Expiration: Dec 2014, Exercise Price: $ 100.00 (m)(o)
(premiums paid $208,725)		27,830,000	76,143

	Shares
SHORT-TERM INVESTMENTS - 4.5%
Investment Companies - 4.5%
AllianceBerstein Fixed-Income Shares Inc. - Government STIF Portfolio, 0.07%(p)(q) (cost $88,138,161)		88,138,161	88,138,161
Total Investments - 151.4% (cost $2,912,110,844) (r)			2,995,608,340
Other assets less liabilities - (51.4)%			(1,017,017,622)
Net Assets - 100.0%			$ 1,978,590,718

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2014	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S Long Bond (CBT) Futures	2,363	December 2014	$328,453,172	$325,872,469	$2,580,703
U.S. T-Note 10 Yr (CBT) Futures	3,752	December 2014	469,990,547	467,651,625	2,338,922
					$4,919,625

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	18,506	JPY	2,022,405	10/17/14	$(64,575)
Credit Suisse International	BRL	45,979	USD	18,759	10/02/14	(24,908)
Credit Suisse International	USD	19,063	BRL	45,979	10/02/14	(278,414)
Credit Suisse International	NOK	122,372	USD	19,247	10/22/14	212,906
Credit Suisse International	BRL	45,979	USD	18,895	11/04/14	276,553
Deutsche Bank AG	EUR	32,200	USD	42,496	10/16/14	1,822,044
Goldman Sachs Bank USA	BRL	45,979	USD	19,492	10/02/14	707,523
Goldman Sachs Bank USA	USD	18,759	BRL	45,979	10/02/14	24,908
Goldman Sachs Bank USA	CAD	33,205	USD	30,258	10/10/14	615,319
Goldman Sachs Bank USA	MXN	298,343	USD	22,730	10/16/14	537,356
Goldman Sachs Bank USA	JPY	3,121,692	USD	29,779	10/17/14	1,313,485
Goldman Sachs Bank USA	USD	18,855	NOK	117,538	10/22/14	(573,518)
Goldman Sachs Bank USA	BRL	49,127	USD	20,205	11/04/14	311,681
JPMorgan Chase Bank	GBP	1,093	USD	1,816	10/14/14	44,124
Royal Bank of Scotland PLC	AUD	66,516	USD	60,675	10/24/14	2,527,086
Royal Bank of Scotland PLC	NZD	24,476	USD	19,898	10/31/14	845,609
State Street Bank & Trust	USD	19,857	MXN	267,019	10/16/14	5,280
State Street Bank & Trust Co.	USD	89	GBP	55	10/14/14	(795)
State Street Bank & Trust Co.	EUR	1,991	USD	2,583	10/16/14	67,946
State Street Bank & Trust Co.	USD	1,469	EUR	1,145	10/16/14	(23,043)
State Street Bank & Trust Co.	NOK	1,004	USD	158	10/22/14	1,640
UBS AG	NOK	1,006	USD	159	10/22/14	2,251
UBS AG	AUD	2,578	USD	2,281	10/24/14	26,870
						$8,377,328

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2014	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanely & Co. LLC/(INTRCONX):
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	5.00%	3.17%	$12,708	$885,641	$25,126
CDX-NAHY Series 21, 5 Year Index, 6/20/19*	5.00	3.51	31,860	1,968,271	(103,313)
				$2,853,912	$(78,187)

*	Termination Date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC/(CME Group)	NZD	36,700	4/28/19	3 Month BKBM	4.57%	$679,793
Morgan Stanley & Co. LLC/(LCH Clearnet)	AUD	45,000	1/13/17	3 Month BBSW	3.170%	346,633
Morgan Stanley & Co. LLC/(LCH Clearnet)		40,500	2/13/17	3 Month BBSW	3.250%	370,131
Morgan Stanley & Co. LLC/(LCH Clearnet)	NZD	48,000	3/04/17	3 Month BKBM	4.108%	(24,942)
Morgan Stanley & Co. LLC/(LCH Clearnet)	GBP	12,000	3/03/19	6 Month LIBOR	1.921%	38,956
Morgan Stanley & Co. LLC/(LCH Clearnet)		$11,850	1/14/24	2.976%	3 Month LIBOR	(461,926)
Morgan Stanley & Co. LLC/(LCH Clearnet)		60,150	1/21/24	2.948%	3 Month LIBOR	(2,159,081)
Morgan Stanley & Co. LLC/(LCH Clearnet)		11,000	2/14/24	2.865%	3 Month LIBOR	(292,027)
Morgan Stanley & Co. LLC/(LCH Clearnet)		47,150	3/25/24	2.887%	3 Month LIBOR	(1,178,839)
Morgan Stanley & Co. LLC/(LCH Clearnet)		46,860	4/02/24	2.851%	3 Month LIBOR	(1,632,003)
Morgan Stanley & Co. LLC/(LCH Clearnet)		40,500	4/08/24	2.909%	3 Month LIBOR	(1,602,787)
						$(5,916,092)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA:
Russian Federation, 7.50% 3/31/30, 3/20/19*	(1.00)%	2.39%	$6,800	$389,362	$325,038	$64,324
Citibank, NA:
Russian Federation, 7.50%, 3/31/30, 6/20/19*	(1.00)	2.42	9,040	555,615	528,993	26,622

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA:
Russian Federation, 7.50%, 3/31/30, 6/20/19*	(1.00)%	2.42%	$11,380	$699,426	$660,508	$38,918
Sale Contracts
Barclays Bank PLC
DISH DBS Corp., 6.75% 6/1/21, 6/20/19*	5.00	2.07	919	117,456	129,020	(11,564)
DISH DBS Corp., 6.75% 6/1/21, 6/20/19*	5.00	2.07	1,781	227,628	258,796	(31,168)
DISH DBS Corp., 6.75% 6/1/21, 6/20/19*	5.00	2.07	1,781	227,628	267,512	(39,884)
Credit Suisse International:
CMBX.NA.BB, 6.00%, 5/11/63*	5.00	5.02	4,000	14,181	52,324	(38,143)
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	0.92	2,148	5,155	(27,425)	32,580
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	0.92	1,260	3,023	(14,432)	17,455
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	0.92	875	2,099	(11,170)	13,269
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	0.92	868	2,084	(11,082)	13,166
Morgan Stanley Capital Services LLC:
CDX-NAHY Series 15, 5 Year Index, 12/20/15*	5.00	1.95	20,330	775,668	116,985	658,683
				$3,019,325	$2,275,067	$744,258

*	Termination Date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at September 30, 2014
Barclays Capital, Inc.†	(1.25)%*	—	$2,325,553
Barclays Capital, Inc.†	(1.25)%*	—	1,364,668
Barclays Capital, Inc.†	(1.00)%*	—	207,894
Barclays Capital, Inc.†	(0.75)%*	—	83,590
Barclays Capital, Inc.†	(0.50)%*	—	1,360,562
Barclays Capital, Inc.†	(0.50)%*	—	825,481
Barclays Capital, Inc.†	(0.50)%*	—	545,979
BNP Paribas	0.15%	11/18/14	112,308,793
Credit Suisse Securities (USA) LLC	(1.50)%*	10/01/14	2,062,268
Credit Suisse Securities (USA) LLC	(0.50)%*	10/01/14	2,614,644
Credit Suisse Securities (USA) LLC	0.00%	10/01/14	2,637,360
Credit Suisse Securities (USA) LLC†	(0.25)%*	—	5,437,273
Credit Suisse Securities (USA) LLC†	(0.25)%*	—	300,702
Credit Suisse Securities (USA) LLC†	0.00%	—	2,745,798
Credit Suisse Securities (USA) LLC†	0.00%	—	2,307,850
Deutsche Bank AG	0.14%	10/09/14	19,691,282
HSBC Bank USA	0.15%	10/07/14	47,831,502
HSBC Bank USA	0.15%	10/08/14	25,474,799
HSBC Bank USA	0.15%	12/04/14	35,396,994
HSBC Bank USA	0.16%	10/29/14	50,993,384
HSBC Bank USA†	(1.25)%*	—	39,748,620
ING Bank NV†	(1.00)%*	—	368,338
ING Bank NV†	(0.25)%*	—	458,078
Jefferies & Co., Inc.	0.12%	11/06/14	60,182,468
Jefferies & Co., Inc.	0.13%	11/25/14	56,836,702
JPMorgan Chase Bank, NA	0.10%	10/23/14	47,173,636
JPMorgan Chase Bank, NA	0.11%	10/16/14	45,137,290
JPMorgan Chase Bank, NA	0.11%	11/20/14	74,397,046
JPMorgan Chase Bank, NA	0.13%	11/13/14	68,637,143
JPMorgan Chase Bank, NA	0.13%	12/10/14	104,625,434
JPMorgan Chase Bank, NA	0.15%	10/21/14	208,586,664
JPMorgan Chase Bank, NA†	(0.50)%*	—	1,008,078

			$1,023,675,873

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on September 30, 2014
*	Interest payment due from counterparty.
(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the aggregate market value of these securities amounted to $308,874,826 or 15.6% of net assets.
(d)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at September 30, 2014.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2014.
(g)	Floating Rate Security. Stated interest rate was in effect at September 30, 2014.
(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.08% of net assets as of September 30, 2014, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Golden Energy Offshore Services AS	5/28/14	$1,156,388	$1,086,813	0.05%
8.99%, 5/28/17
Virgolino de Oliveira Finance SA	6/13/14	746,129	643,125	0.03%
10.875%, 1/13/20

(i)	Illiquid security.
(j)	IO - Interest Only
(k)	Variable rate coupon, rate shown as of September 30, 2014.
(l)	Fair valued by the Adviser.
(m)	Non-income producing security.
(n)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Gallery Media	9/03/10	$0	$1,010,650	0.05%

(o)	One contract relates to 1 share.
(p)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(q)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(r)	As of September 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $98,715,124 and gross unrealized depreciation of investments was $(15,217,628), resulting in net unrealized appreciation of $83,497,496.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
USD	-	United States Dollar

Glossary:

ARMs	-	Adjustable Rate Mortgages
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CMBX.NA	-	North American Commercial Mortgage-Backed Index
CME	-	Chicago Mercantile Exchange
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
SPY	-	SPDR Trust Series I
TBA	-	To Be Announced
TLT	-	iShares Barclays 20 Year Treasury Bond Fund

AllianceBernstein Income Fund

Portfolio Summary

September 30, 2014 (unaudited)

COUNTRY BREAKDOWN *

89.3%	United States
2.6%	Brazil
1.1%	Mexico
0.9%	Canada
0.7%	United Kingdom
0.5%	France
0.4%	Switzerland
0.4%	Hungary
0.4%	Luxembourg
0.4%	Indonesia
0.3%	Germany
0.3%	Peru
0.2%	Colombia
0.2%	Spain
2.3%	Other

100.0%

*	All data are as of September 30, 2014. The Fund’s country breakdowns are expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.2% or less in the following countries: Australia, Barbados, Belgium, Chile, Dominican Republic, El Salvador, Guatemala, India, Ireland, Italy, Jamaica, Japan, Kenya, Morocco, Netherlands, Norway, Pakistan, Portugal, Singapore, South Africa, Sri Lanka, Sweden, Turkey, Venezuela and Zambia.

AllianceBernstein Income Fund

September 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2014:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$1,932,873,659		$	– 0	–	$1,932,873,659
Corporates - Non-Investment Grades		– 0	–	269,253,389			2,217,452		271,470,841
Corporates - Investment Grades		– 0	–	168,384,579			1,086,813		169,471,392
Agencies		– 0	–	135,103,873			– 0	–	135,103,873
Collateralized Mortgage Obligations		– 0	–	2,310,100			93,547,280		95,857,380
Commercial Mortgage-Backed Securities		– 0	–	16,643,930			52,444,966		69,088,896
Emerging Markets - Corporate Bonds		– 0	–	42,003,354			– 0	–	42,003,354
Mortgage Pass-Throughs		– 0	–	37,986,871			– 0	–	37,986,871
Preferred Stocks		32,046,042		– 0	–		– 0	–	32,046,042
Quasi-Sovereigns		– 0	–	24,231,855			– 0	–	24,231,855
Bank Loans		– 0	–	– 0	–		23,334,031		23,334,031
Local Governments - Municipal Bonds		– 0	–	22,603,483			– 0	–	22,603,483
Governments - Sovereign Bonds		– 0	–	16,772,664			– 0	–	16,772,664
Emerging Markets - Sovereigns		– 0	–	14,180,707			– 0	–	14,180,707
Whole Loan Trusts		– 0	–	– 0	–		12,026,961		12,026,961
Governments - Sovereign Agencies		– 0	–	4,047,080			– 0	–	4,047,080
Investment Companies		– 0	–	– 0	–		2,514,721		2,514,721
Common Stocks		– 0	–	– 0	–		1,780,226		1,780,226
Options Purchased - Puts		– 0	–	76,143			– 0	–	76,143
Short-Term Investments		88,138,161		– 0	–		– 0	–	88,138,161

Total Investments in Securities		120,184,203		2,686,471,687			188,952,450		2,995,608,340
Other Financial Instruments* :
Assets:
Futures		4,919,625		– 0	–		– 0	–	4,919,625	#
Forward Currency Exchange Contracts		– 0	–	9,342,581			– 0	–	9,342,581
Centrally Cleared Credit Default Swaps		– 0	–	25,126			– 0	–	25,126	#
Centrally Cleared Interest Rate Swaps		– 0	–	1,435,513			– 0	–	1,435,513	#
Credit Default Swaps		– 0	–	865,017			– 0	–	865,017
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(965,253)			– 0	–	(965,253)
Centrally Cleared Credit Default Swaps		– 0	–	(103,313)			– 0	–	(103,313	)#
Centrally Cleared Interest Rate Swaps		– 0	–	(7,351,605)			– 0	–	(7,351,605	)#
Credit Default Swaps		– 0	–	(120,759)			– 0	–	(120,759)

Total+		$125,103,828		$2,689,598,994			$188,952,450		$3,003,655,272

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
#	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.
+	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grades		Corporates - Investment Grades			Collateralized Mortgage Obligations
Balance as of 12/31/13	$61,229		$	– 0	–	$64,909,110
Accrued discounts/(premiums)	(23,549)			3		339,901
Realized gain (loss)	– 0	–		– 0	–	1,105,350
Change in unrealized appreciation/depreciation	27,272			(69,576)		396,913
Purchases	2,152,500			1,156,386		42,871,638
Sales	– 0	–		– 0	–	(16,075,632)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 9/30/14	$2,217,452			$1,086,813		$93,547,280

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/14	$27,272			$(69,576)		$1,194,454

	Commercial Mortgage- Backed Securities		Emerging Markets- Corporate Bonds			Bank Loans
Balance as of 12/31/13	$36,857,033			$1,741,990		$29,926,235
Accrued discounts/(premiums)	71,069			(60,127)		74,429
Realized gain (loss)	2,437,628			(164,739)		(237,604)
Change in unrealized appreciation/depreciation	(731,391)			336,057		(92,615)
Purchases	34,814,686			– 0	–	1,150,486
Sales	(21,004,059)			(1,853,181)		(7,486,900)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 9/30/14	$52,444,966		$	– 0	–	$23,334,031

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/14	$959,085		$	– 0	–	$(510,176)

	Whole Loan Trusts		Investment Companies			Common Stocks
Balance as of 12/31/13	$7,238,193		$	– 0	–	$14,265,067
Accrued discounts/(premiums)	(23,586)			– 0	–	– 0	–
Realized gain (loss)	(12,423)			– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(69,724)			(63,314)		(1,934,841)
Purchases	6,390,518			2,578,035		– 0	–
Sales	(1,496,017)			– 0	–	(10,550,000)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 9/30/14	$12,026,961			$2,514,721		$1,780,226

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/14	$(69,724)			$(63,314)		$(1,171,120)

	Total
Balance as of 12/31/13	$154,998,857
Accrued discounts/(premiums)	378,140
Realized gain (loss)	3,128,212
Change in unrealized appreciation/depreciation	(2,201,219)
Purchases	91,114,249
Sales	(58,465,789)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 9/30/14	$188,952,450

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/14	$296,901

The following presents information about significant unobservable inputs related to the Fund with material categories of Level 3 investments at September 30, 2014. Securities priced by third party vendors or at cost are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 9/30/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Whole Loan Trusts	$2,787,120	Market Approach	Purchase Price	74.23%/N/A
	$3,039,599	Market Approach	Internal Rate of Return*	Benchmark & 500 bp
Common Stocks	$769,576	Market Approach	EBITDA Projection*	$169 million

*	Earnings before Interest, Taxes, Depreciation and Amortization.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 21, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 21, 2014